17. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions Tables
Related party warrants

The T Squared warrants have the following exercise prices and expiration dates (See Note 16 for further discussion):

Warrant	Number of shares	Exercise price	Expiration
Warrant E	175,000	$0.44	December 31, 2018
Warrant F	175,000	$10.00	December 31, 2018
Warrant G	750,000	$10.00	January 31, 2018
Warrant H	250,000	$12.00	January 31, 2019
Warrant I	250,000	$14.00	January 31, 2020